Income Taxes (Details 1)	12 Months Ended
	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Reserve Quantities [Line Items]
Non-capital losses carried forward - Canada	$ (5,370,460)	$ (5,154,600)	$ (1,313,096)
Share issue costs	(12,590)	(16,790)	(5,621)
Capital losses carry forwards			(28,070)
Oil and gas interests			76,713
Unrecognized deferred tax asset	$ 5,383,050	$ 5,171,390	$ 1,423,500
Grown Rogue Unlimited LLC [Member]
Deferred Tax Assets
Start-up costs				$ 200,231
Inventory				48,498
Biological asset fair value adjustment				(149,955)
Net operating loss carry-forwards				335,701
Allowance for doubtful accounts				29,485
Deferred Tax Assets, gross				463,960
Deferred taxes not recognized				(463,960)
Net deferred tax assets